CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
EXPENSES
Exploration (Note 6)	$ 9,054,887	$ 6,102,992	$ 8,234,354
General and administration	4,151,910	6,638,262	5,236,226
Consultancy and advisory fees	830,623	1,941,130	0
Impairment of mineral property interests (Note 6)	552,095	437,732	486,746
Depreciation	65,517	102,941	150,654
Gain on sale of mineral property interests	(28,096)	(451,892)	(104,914)
Foreign exchange gain	(1,978,854)	(1,113,728)	(187,773)
Loss from operations	(12,648,082)	(13,657,437)	(13,815,293)
Interest income	295,023	431,596	190,449
Interest expense (Note 4)	(264,869)	(260,453)	(229,359)
Loss from equity investee (Note 4)	(107,907)	(146,051)	(1,012,156)
Fair value adjustment of asset backed commercial paper	0	147,564	0
Loss before income taxes	(12,725,835)	(13,484,781)	(14,866,359)
Current income tax recovery (expense) (Note 11)	123,255	(319,112)	0
Deferred income tax recovery (expense) (Note 11)	3,933,392	2,381,868	(329,770)
Net loss	(8,669,188)	(11,422,025)	(15,196,129)
Comprehensive loss:
Net loss	(8,669,188)	(11,422,025)	(15,196,129)
Foreign currency translation adjustment (Note 14)	(3,315,737)	(2,787,404)	1,351,668
Comprehensive loss:	$ (11,984,925)	$ (14,209,429)	$ (13,844,461)
Basic and diluted net loss per share	$ (0.06)	$ (0.08)	$ (0.12)
Weighted average number of common shares outstanding	146,883,700	143,847,888	128,650,791